Taxes on Income (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Taxes on Income (Details) [Line Items]
Percentage of tax rate	28.00%	28.00%
Penalties amount (in Dollars)	$ 60
Penalties interest (in Dollars)	$ 73
Commencing tax rates periods	10 years
Carry forward tax losses	$ 62,000	$ 63,000			₪ 199,000	₪ 200,000
Israel [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	23.00%	23.00%
Corporate taxation in Israel [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate				23.00%
USA Corporate Tax [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	21.00%	21.00%
Charging Robotics Ltd. [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	23.00%
Carry forward tax losses	$ 360				1,152
Eventer [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate		23.00%
Carry forward tax losses	$ 2,700	$ 1,100				₪ 8,600
Jeffs’ Brands {Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	23.00%	23.00%
Carry forward tax losses	$ 1,081	$ 0
Operating loss carry forward (in Dollars)	$ 49	$ 0
ScoutCam Inc. [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	23.00%	23.00%	23.00%
Carry forward tax losses	$ 1,500				₪ 5,000
ScoutCam Inc. [Member] | USA Corporate Tax [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	21.00%
Gerd IP. [Member]
Taxes on Income (Details) [Line Items]
Carry forward tax losses	$ 857	$ 1,430